Financial obligations	12 Months Ended
Dec. 31, 2020
Financial obligations
Financial obligations

16.         Financial obligations

(a)	This caption is made up as follow:

	As of	As of
	December 31,	December 31,
	2021	2020
	US$(000)	US$(000)
Compañía de Minas Buenaventura S.A.A.
Bonds -
Senior Notes at 5.50% due 2026 (b)	550,000	—
Debt issuance costs	(9,983)	—
	540,017	—
Financial obligations (c) -
BBVA Banco Continental	61,667	61,667
Banco de Crédito del Perú	66,667	66,667
CorpBanca New York Branch	61,666	61,666
Banco Internacional del Perú	30,000	30,000
ICBC Perú Bank	40,000	40,000
Banco de Sabadell, Miami Branch	15,000	15,000
	275,000	275,000
Debt issuance costs	6,284	(2,715)
	281,284	272,285
Sociedad Minera El Brocal S.A.A. (d)
Banco de Crédito del Perú – Financial obligation	118,722	140,309
Debt issuance costs	(611)	(600)
	118,111	139,709
Empresa de Generación Huanza S.A. (e)
Banco de Crédito del Perú – Finance lease	113,096	113,096
Debt issuance costs	(312)	(1,276)
	112,784	111,820
Lease liabilities (h)	5,779	7,839
Total financial obligations	1,057,975	531,653

Classification by maturity:
Current portion	179,417	25,086
Non-current portion	878,558	506,567
Total financial obligations	1,057,975	531,653

(b)

In order to comply with its tax obligations, the Buenaventura’s Shareholders' Meeting held on May 21, 2021 and its board of directors meeting held on July 12, 2021 approved the issue of senior unsecured notes (hereinafter “the notes”) which were issued on July 23, 2021 with the following terms:

-	Denomination of Issue: US$550,000,000 5.500% Senior Notes due 2026.
-	Principal Amount: US$550,000,000.
-	Issue Date: July 23, 2021.
-	Maturity Date: July 23, 2026.
-	Issue Price: 99.140% of the principal amount.
-	Interest Rate: 5.500% per annum.
-	Offering Format: private placement under Rule 144A and Regulation S of the U.S. Securities Act of 1933.
-	Listing: The bonds were listed on the Singapore Exchange Securities Trading Limited (“SGX-ST”).

The notes were offered in a private placement to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933, as amended (hereinafter the “Securities Act”), and outside the United States to non-U.S. persons in accordance with Regulation S under the Securities Act. The Notes are fully and unconditionally guaranteed jointly and severally by Compañía Minera Condesa S.A., Inversiones Colquijirca S.A., Procesadora Industrial Río Seco S.A. and Consorcio Energético Huancavelica S.A.

As part of the commitments of the notes, Buenaventura must be in compliance with certain obligations if it wants to enter into any of the following transactions i) incurrence in additional debt, ii) asset sales, iii) making certain investments, paying dividends, purchase Buenaventura’s equity interests or making any principal payment prior to any scheduled final maturity or schedule repayment of any indebtedness that is subordinated to the notes (known as “restricted payments”), iv) creation of liens and v) merger, consolidation or sale of assets. These covenants are known as “Limitations on incurrence of indebtedness”, “Limitation on Asset Sales”, “Limitation on Restricted Payments”, “Limitation on Liens” and “Limitation on Merger, Consolidation or Sale of Assets”, respectively, which have also exceptions that let the Company operate in the ordinary course of business.

(c)

On June 27, 2016, Buenaventura entered into a long-term finance contract with seven Peruvian and foreign banks for a principal amount of US$275,000,000. In 2018 and April 2020, Buenaventura signed the first and second amendments to the Syndicated Term Loan to modify some terms and conditions. On December 29, 2020, Buenaventura signed a "Forebearance Agreement" with the required lenders, through which the financial leverage ratio as well as the obligations of not incurring in additional debt and restriction of granting liens were temporarily modified until February 26, 2021, and then extended to April 28, 2021.

On April 28, 2021, Buenaventura entered into a third amendment and waiver to the Syndicated Term Loan which superseded the Forbearance Agreement, pursuant to which the lenders under the Syndicated Term Loan agreed to amend certain terms of the Syndicated Term Loan and to cure any and all past defaults triggered by the collection proceedings, the incurrence of debt and the granting of collateral relating to the Syndicated Letters of Credit.

On May 26, 2021, Buenaventura entered into a fourth amendment to the Syndicated Term Loan in order to amend certain terms of the Syndicated Term Loan, including, the issue of Notes in accordance with Rule 144A and Regulation S, under the Securities Act of 1933.

As a result of the amendments, the terms and conditions of the syndicated loan at reporting date are:

-	Principal: US$275,000,000.
-	Annual interest rate: LIBOR of three months plus 2.5% from July to December 2021, 3% from January to June 2022, and 3.4% from July to December 2022 (LIBOR of three months plus 1.9% as of December 31, 2020).
-	Term: 5 years from April 2020, due in April 2025.
-	Amortization of credit: five semi-annual installments of US$41.2 million beginning in October 2022, and one final payment of US$68,750,000 in April 2025 (on which date all amounts outstanding shall be payable).
-	Guarantee: The subsidiaries Compañía Minera Condesa S.A., Inversiones Colquijirca S.A. and Consorcio Energético de Huancavelica S.A. are guarantors.

As part of its financial commitments, the Group must meet certain consolidated financial ratios as defined in the Syndicated Term Loan Agreement, including:

(i)	Consolidated Debt service coverage ratio: Higher than 4.0x.
(ii)	Consolidated Leverage ratio: Less than 3.0x.
(iii)	Consolidated equity value: Higher than US$2,711 million.

For the calculation of (i) and (ii), the financial obligations and Earnings Before - Interest Depreciation and Amortization (EBITDA) of Huanza are excluded (see note 31(e)).

Additionally, there are non-financial obligations that restrict, among others, the following: i) granting of liens (security interests), ii) related to the distribution of dividends,according to the execution of the dividend policy of the Buenaventura and iii) incur additional debt.

On January 3, 2022, the Company made a US$100 million prepayment of the syndicated loan and the remaining balance of US$175 million was totally paid on March 2, 2022. Additionally, the hedging derivative financial instruments acquired have been liquidated to reduce exposure to the risk of variation in the interest rate related to the syndicated loan.

The compliance with the financial ratios is monitored by Buenaventura' s management, which obtained a waiver of non-measurement for the last quarter of 2021 from the banks.

(d)

On October 29, 2019, El Brocal entered into a new financial obligation of US$161,893,850 with Banco de Crédito del Perú in order to cancel the two previous obligations: i) Finance leaseback; and ii) Mid-term financial obligation. The new financial obligation has the following terms and conditions:

-	Principal (Part A): US$113,325,695.
-	Principal (Part B): US$48,568,155.
-	Annual interest rate (Part A): 3.76%.
-	Annual interest rate (Part B): Three-month LIBOR plus 2.39%
-	Term (Part A): 5 years since October 2019 until October 2024.
-	Term (Part B): 7 years since October 2019 until October 2026.

According to the lease contract mentioned above, El Brocal is required to maintain the following financial ratios as defined in the agreement:

(i)	Debt service coverage ratio: Higher than 1.3.
(ii)	Leverage Ratio: Less than 1.0 times.
(iii)	Indebtedness ratio: Less than 2.25 times.

The financial obligation is collateralized by a security agreement in respect of assets; certain contractual rights, flows and account balances, a real estate mortgage; and a mortgage on certain mining concessions.

The compliance with the financial ratios is monitored by El Brocal' s management, which it managed and obtained from Banco de Crédito del Perú a waiver for any possible breach of the financial ratios that occurred for the last quarter of 2020. As of December 31, 2021, El Brocal complies with the coverage and indebtedness ratios.

Deferral of second and third installment -

In April and July 2020, El Brocal arranged with the Banco de Crédito del Perú to defer the payment of the second and third installment, scheduled for April 30, and July 30, 2020 for an amount of US$5,396,000 for each installment (only capital) through 2 new 180 day promissory notes. The initial due dates of these promissory notes were October 27, 2020 and January 26, 2021. On October 27, 2020, El Brocal rescheduled the first promissory notes for 180 additional days with a new due date on April 24, 2021.

The sum of both amounts for a total of US$10,793,000, were presented under “Bank loans” caption. This deferring of the second and third installment did not represent changes in terms and conditions of the original loan.

As of December 31, 2021, these promissory notes were paid in full.

(e)

On December 2, 2009, Huanza entered into a finance lease contract with Banco de Crédito del Perú. On October 29, 2020, as part of the Group its strategy of preserving cash, Huanza negotiated a reduction of the fixed rate of interest and agreed to a modification of the following terms and conditions:

-	Principal: final installment of US$44,191,000 (original amount of US$119,000,000).
-	Annual interest rate: LIBOR 30 days plus 2.10%.
-	Term: 18 months since November 2, 2020, with final maturity in May 2022.
-	Guarantee: Leased equipment.
-	Amortization: a final installment of US$44,191,000.

On June 30, 2014, Banco de Credito del Perú extended the finance lease contract above mentioned, through the addition of a new tranche. On October 29, 2020, as part of the Group’s strategy of preserving cash, Huanza negotiated a reduction of the fixed rate of interest and agreed a modification of the following terms and conditions:

-	Principal: final installment of US$68,905,000 (original amount of US$103,373,000)
-	Annual interest rate: LIBOR 30 days plus 2.10%
-	Term: 18 months since November 2, 2020, with final maturity in May 2022.
-	Guarantee: Leased equipment.
-	Amortization: a final installment of US$68,905,000.

In addition, Huanza have granted a security interest for 100%  of shares.

According to the lease contract mentioned above, Huanza is required to maintain the following financial ratios:

-	Debt service coverage ratio: Higher than 1.1.
-	Minimum equity of US$30,000,000.

Management performed an analysis to determine if the modification of the terms and conditions in October 2020 were substantially different terms and shall be accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. The Group concluded that the terms are not substantially different, due to the discounted present value of the cash flows under the new terms, including any fees paid net of any fees received and discounted using the original effective interest rate were less than 10 per cent different compared to the discounted present value of the remaining cash flows of the original financial liability.

On December 2, 2009, Huanza signed a “Guarantee Trust Agreement” (hereinafter “the contract”), related to the financial lease agreement described above. In said contract, Huanza and Buenaventura are the trustors, the Bank is the trustee and La Fiduciaria S.A. is the fiduciary. The objective of the contract is the constitution of a trust equity with irrevocable character, which serves entirely as a guarantee of the total payment of the guaranteed obligations, which are based on the agreements, renewals, extensions or modifications established in the financial lease documents.

Under this contract, Huanza promised to grant the following:

-	Trust of flows with respect to all the income of the hydroelectric power station of Huanza, including the income from sales of power and energy, through which Huanza is obliged to receive all the cash flows of commercial income through a collection account, as well as carry out certain mandatory actions that guarantee the channelling of flows mentioned above.
-	Trust of assets of the station, the lands, the assets of Huanza necessary for the operation of the station that are not under the Financial Lease Agreement and the actions of Huanza, as well as the right of collection on future flows that would correspond to amounts received by Huanza before the eventual public auction of the rights and assets of the concession because of the expiration of the concession.
-	The conditional transfer, by which Huanza assigns to the Bank the rights and obligations derived from the agreements and contracts signed by Huanza for the construction of the Plant.
-	Letters of Guarantee, by means of which, Buenaventura is constituted as Huanza’ s solidarity guarantor, guaranteeing in favor of the Bank the fulfillment of the obligations breached by Huanza.

As of December 31, 2021 and 2020, Huanza complied with these assumed commitments, including that related to the channelling of all the cash flows received for commercial income through a collection account.

(f)	The long-term portion of the financial obligations held by the Group matures as follows:

	2021	2020
	US$(000)	US$(000)

Between 1 and 2 years (Year 2023)	108,606	176,665
Between 2 and 5 years (Years 2024 to 2026)	774,153	327,036
More than 5 years (Years 2027 hereinafter)	—	6,071
	882,759	509,772
Debt issuance costs	(4,201)	(3,205)

	878,558	506,567

(g)	Below is presented the movement of the debt excluding interest:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Beginning balance	531,653	571,688	587,062
Bonds -
Additions	550,000	—	—
Debt issuance costs	(10,700)	—	—
Amortization of debt issuance costs in results note 29(a)	717	—	—

Financial obligations
Additions	—	—	161,894
Payments	(21,585)	(38,994)	(186,152)
Effect of amortized cost, note 29(a)	8,837	(361)	—
Amortization of debt issuance costs in results, note 29(a)	885	976	2,109
Increase (reduction) of debt restructuring costs	225	(1,992)	(728)

Lease obligations -
Additions	2,972	5,213	19,885
Accretion expense for leases related to rights in use, note 29(a)	176	180	293
Payments	(5,205)	(4,080)	(7,596)
Disposals	—	(977)	(5,079)
Final balance	1,057,975	531,653	571,688

(h)	Lease liabilities related to the right of use asset are as follows:

	2021	2020
	US$(000)	US$(000)

Buildings (i)	2,532	3,971
Transportation units (j)	2,386	3,186
Machinery and equipment	861	682

	5,779	7,839
Classification by maturity:
Current portion	4,098	3,609
Non-current portion	1,681	4,230
	5,779	7,839

Lease payments are presented in the consolidated statements of cash flows in the lease payments caption as part of the financing activities. Interest’s expense related to the lease liabilities for the years 2021, 2020 and 2019 is presented in the “Financial costs” caption, note 29.

(i)	Buildings –

Lease liabilities related to buildings mainly correspond to a lease contract entered by Buenaventura on its administrative offices in Lima located in Las Begonias Street N°415, San Isidro, Lima, Peru, with a lease term of 10 years since the year 2013 and fixed payments. The Group has the option to lease the assets for two additional term of 5 years each.

The minimum future rents payable as of December 31, 2021 and 2020 are as follows:

	2021	2020
	US$(000)	US$(000)

Within one year	1,470	1,470
After one year but not more than five years	757	2,227
	2,227	3,697

(j)Transportation units -

The Group has lease contracts for mining vehicles used in its operations. Leases of mining vehicles generally have lease terms between one and three years. The Group’s obligations under its leases are secured by the lessor’s title to the leased assets. Generally, the Group is restricted from assigning and subleasing the leased assets. No contracts require the Group to maintain certain financial ratios nor includes variable lease payments.

The Group also has certain leases of assets with lease terms of 12 months or less and leases of office equipment with low value. The Group applies the short-term lease and lease of low-value assets recognition exemptions for these leases.